Concentrations, Risks, and Uncertainties - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%
Revenue from contract with customers excluding assessed tax	$ 14,659	$ 9,411	$ 21,135	$ 13,713
Accounts Receivable, Allowance for Credit Loss, Current	0	0	0	0
Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenue from contract with customers excluding assessed tax	6,100	5,000	15,600	9,300
Accounts receivable	600		2,000	3,100
Federal Government And Agencies [Member]
Concentration Risk [Line Items]
Revenue from contract with customers excluding assessed tax	12,300	$ 7,900	17,100	11,700
Accounts receivable	$ 2,700		$ 1,300	$ 3,300